Shareholders' capital - Fair Value of Share Options Granted (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Risk-free interest rate	1.61%	1.70%
Expected volatility	37.00%	38.00%
Expected dividend yield	3.83%	4.40%
Expected life	8 years	8 years
Weighted average grant date fair value per option (CAD per share)	2.00	1.49